Financial Risk Management (Fair Value Estimation, Changes in level 3 items) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments, fair value measurement [line items]
Beginning Balance	¥ 19,002,390
Ending Balance	20,417,608	¥ 19,002,390
Level 3 of fair value hierarchy [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	3,323,407	2,719,811
Acquisitions	7,600,000	3,805,000
Disposals	(10,900,000)	(3,000,000)
Fair value change	(18,407)	(1,404)
Ending Balance	5,000	3,323,407
Level 3 of fair value hierarchy [member] | Equity investments [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	5,000	0
Acquisitions	0	5,000
Disposals	0	0
Fair value change	0	0
Ending Balance	5,000	5,000
Level 3 of fair value hierarchy [member] | Structured deposits [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	3,318,407	2,719,811
Acquisitions	7,600,000	3,800,000
Disposals	(10,900,000)	(3,200,000)
Fair value change	(18,407)	(1,404)
Ending Balance	¥ 0	¥ 3,318,407